Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 5 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
L&F milestone payment liability	$500,000	$1,500,000
L&F Note [1]	-	(351,579)

L&F, net	500,000	1,148,421
Payroll accrual	894,416	584,226
Other accrued expenses	31,969	214,229
Federal income tax payable	129,922	106,683
Bonus accrual	1,212,359	-
Registration delay liability [2]	6,819	-
Total accrued expenses and other current liabilities	$2,775,485	$2,053,559

[1]	See Note 8 – “Commitments and Contingencies” for details of the forgiveness of the L&F Note.

[2]	See Note 9 – “Stockholders’ Permanent and Temporary Equity” for details of the registration delay liability.

Note 6 – Accrued Expenses and Other Current Liabilities

As of December 31, 2022 and 2021, accrued expenses and other current liabilities consisted of the following:

	For the Years Ended
	December 31,
	2022	2021
L&F milestone payment liability	$1,500,000	$1,500,000
L&F Note	(351,579)	(351,579)

L&F, net	1,148,421	1,148,421
Payroll accrual	584,226	-
Other accrued expenses	214,229	-
Federal income tax payable	106,683	-
Accrued interest	-	748,767
Deferred rent	-	16,913
Total accrued expenses and other current liabilities	$2,053,559	$1,914,101